As filed with the Securities and Exchange Commission on September 28, 2017

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 119 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 121 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

It is proposed that this filing will become effective:

	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 27, 2017, pursuant to paragraph (b)(1) of Rule 485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	on _______, pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485
	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until October 27, 2017, the effectiveness of the registration statement for IQ Candriam Sustainable Corporate Bond ETF and IQ Candriam Sustainable Euro Corporate Bond ETF (the “Funds”), filed in Post-Effective Amendment No. 54 on March 30, 2016, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 64, as filed on June 10, 2016, Post-Effective Amendment No. 69, as filed on July 7, 2016, Post-Effective Amendment No. 73, as filed on August 4, 2016, Post-Effective Amendment No. 81, as filed on September 1, 2016, Post-Effective Amendment No. 84, as filed on September 29, 2016, and Post-Effective Amendment No. 87, as filed on October 27, 2016, Post-Effective Amendment No. 89, as filed on November 23, 2016, Post-Effective Amendment No. 91, as filed on December 22, 2016, Post-Effective Amendment No. 97, as filed on January 19, 2017, Post-Effective Amendment No. 99, filed on February 16, 2017, Post-Effective Amendment No. 102, filed on March 16, 2017, Post-Effective Amendment No. 103, filed on April 13, 2017, Post-Effective Amendment No. 105, filed on May 11, 2017, Post-Effective Amendment No. 109, filed on June 8, 2017, Post-Effective Amendment No. 111, filed on July 6, 2017, Post-Effective Amendment No. 114, filed on August 3, 2017, and Post-Effective Amendment No. 116, filed on August 31, 2017.

This Post-Effective Amendment No. 119 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 54. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 119 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 28th day of September, 2017.

INDEXIQ ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	September 28, 2017
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	September 28, 2017
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	September 28, 2017
Paul D. Schaeffer

/s/ Adam S. Patti	Chairman, Trustee	September 28, 2017
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel	Treasurer, Principal	September 28, 2017
David L. Fogel	Financial Officer, and
Principal Accounting Officer

/s/ Matthew V. Curtin

Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED